Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Summary of Lease Liabilities Amounts Recognized in Consolidated Balance Sheets

	March 31,	March 31,
	2022	2021
Current	$641,698	$230,016
Non-current	2,063,421	2,886,940
Total	$2,705,119	$3,116,956

Summary of Movements in Cash and Non-cash Flows from Operating Leases

	Years ended
	March 31,	March 31,
	2022	2021
Operating cash flow payments for operating lease liabilities	$(25,201)	$(36,445)
Operating cash inflow payments for sublease classified as operating lease	61,166	21,320
Operating leases from business combination	—	892,472
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	275,840	1,282,743

Summary of Weighted-average Remaining Lease Term, and Weighted-average Discount Rate

	March 31,	March 31,
	2022	2021
Weighted-average remaining operating lease term (in years)	6.34	5.38
Weighted-average operating lease discount rate	5.69%	6.12%

Summary of Maturity Analysis, Contractual Undiscounted Cash Flows

March 31,
2022
2023	$753,444
2024	575,223
2025	457,263
2026	340,263
2027	194,593
2028 and thereafter	878,569
Total lease liabilities payments	$3,199,355
Less: Imputed interest	(494,236)
Total operating lease liabilities	$2,705,119